Accounts receivable, net	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

Accounts receivable consist of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Accounts receivable	$429,287	$148,594
Allowance for credit losses	(2,599)	(2,420)
Total accounts receivable, net	$426,688	$146,174

As of June 30, 2025 and December 31, 2024, the Company had allowance for credit losses of $2,599 and $2,420, respectively.

Movements of allowance for credit losses from accounts receivable are as follows:

	For the Six Months ended June 30, 2025	For the Year Ended December 31, 2024
	(Unaudited)
Beginning balance	$2,420	$2,504
Addition	-	-
Exchange rate effect	179	(84)
Ending balance	$2,599	$2,420

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)